(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
September 30, 2002


CMA New York
Municipal Money Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA New York Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:


For the six months ended September 30, 2002, CMA New York Municipal Money Fund paid shareholders a net annualized yield of 1.00%*. As of September 30, 2002, the Fund's 7-day yield was 1.08%.


Economic Environment
During the six-month period ended September 30, 2002, the New York State economy continued to perform sluggishly. The state's retail and manufacturing sectors showed minimal growth during the period as lower consumer confidence levels and rising unemployment weighed on consumer sentiment. The New York State unemployment rate for May 2002 stood at 6.1% compared to the national average of 5.7%, while New York City's unemployment rate moved higher to 7.6%. According to the New York State Division of Budget, total state personal income growth was 2.9% in fiscal year 2001 and is anticipated to grow by only 0.5% in fiscal year 2002. New York State's debt burden is high, though manageable, at 4.4% of total personal income. According to estimates in the state budget, the state's opening total fund balance for fiscal year 2003 is approximately $1.0 billion. The anticipated closing balance for fiscal 2003 is $716 million or 1.8% of anticipated tax receipts. After a precipitous fall in personal income tax receipts in fiscal year 2002, the state is forecasting another drop of 9.7% in receipts in fiscal year 2003. New York City's economy continues to suffer from the aftershock of September 11, 2001.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


The Wall Street downturn as well as delays in the rebuilding project of downtown Manhattan have affected New York City's economy as retail sales and tourism have continued to struggle. One of the bright spots has been New York City's strong real estate market.


Investment Strategy
The net assets of the Fund at September 30, 2002 were $2.4 billion, a decrease of approximately 10% from March 31, 2002. As we stated in our previous shareholder letter, we decided to maintain a more neutral average maturity in the 30-day - 60-day range as we awaited information regarding the strength of the economy and the direction of interest rates. However, continued sluggish economic growth as well as the threat of war on a wider front caused interest rates to continue to decline. Because of those factors we maintained a more bullish average maturity position between 50 days - 70 days with the Fund's average maturity on September 30, 2002 at 59 days. This position enhanced the Fund's performance during the period.

With an increased short-term tax-exempt supply during the next three months, we will adopt a more neutral position as we anticipate the Federal Reserve Board leaving interest rates unchanged as it gauges the state of the economy. We will look to extend the Fund's average maturity if more attractive yield levels become available, the Federal Reserve Board maintains its position on short-term interest rates and inflation remains in check. We continue to strive to maintain the highest quality portfolio possible. Diversity and credit quality remain paramount to the Fund, and we will continue to closely monitor the ever-changing marketplace.


In Conclusion
We thank you for your support of CMA New York Municipal Money Fund, and we look forward to serving your investment needs in the future.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and
Portfolio Manager



October 24, 2002


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002                                                          (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                   Value
New York--          $23,340   ABN Amro Munitops Certificates Trust, Revenue Refunding Bonds, AMT,
98.6%                         Series 2002-10, 1.65% due 11/15/2010 (d)                                        $   23,340
                        905   Albany, New York, Housing Authority, Private Act Revenue Bonds
                              (Historic Bleeker Terrace), FLOATS, 1.40% due 3/01/2015 (f)                            905
                      2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project),
                              VRDN, 1.80% due 12/29/2010 (f)                                                       2,500
                      6,815   Andover, New York, Central School District, GO, BAN, 2.50% due 6/27/2003             6,850
                      8,999   Bath, New York, Central School District, GO, BAN, 2.375% due 6/27/2003               9,040
                      3,000   Binghamton, New York, City School District, GO, RAN, 2% due 10/18/2002               3,001
                     14,894   Brunswick, New York, Central School District, GO, BAN, 2.50% due 6/18/2003          14,968
                      9,370   Campbell-Savona, New York, Central School District, GO, BAN, 2.375% due
                              6/27/2003                                                                            9,406
                      2,850   Cattaraugus County, New York, Development Agency, IDR (Gowanda
                              Electronics Corporation), VRDN, AMT, Series A, 1.95% due 9/01/2021 (f)               2,850
                     25,000   Central Islip, New York, Union Free School District, GO, TAN, 2.375%
                              due 6/27/2003                                                                       25,141
                     19,056   Cheektowaga, New York, Central School District, GO, BAN, 2.50% due
                              6/05/2003                                                                           19,151
                     10,000   Chemung County, New York, GO, RAN, 2.25% due 8/15/2003                              10,056
                      8,500   Connetquot Central School District, New York, Islip, GO, TAN, 2.375%
                              due 6/27/2003                                                                        8,548
                      5,900   Copiague, New York, Union Free School District, GO, TAN, 2.375% due
                              6/26/2003                                                                            5,929
                      7,995   Eagle Tax-Exempt Trust, New York City, VRDN, Series 1994-C4, 1.68% due
                              8/01/2003 (f)                                                                        7,995
                     29,700   Eagle Tax-Exempt Trust, New York State Electric and Gas, VRDN, Series
                              943202, 1.68% due 4/01/2034 (d)(f)                                                  29,700
                     29,700   Eagle Tax-Exempt Trust, New York State Local Government, VRDN, Series
                              943201, 1.68% due 4/01/2034 (f)                                                     29,700
                              Eagle Tax-Exempt Trust, New York, VRDN (f):
                     10,145     Series 2001-323, 1.68% due 4/01/2015                                              10,145
                     24,500     Series 983201, 1.68% due 4/01/2017                                                24,500
                      7,730   Eagle Tax-Exempt Trust Revenue Refunding Bonds, VRDN, Series 2002-6003,
                              Class A, 1.68% due 11/15/2032 (d)(f)                                                 7,730
                      5,200   Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, VRDN,
                              Series 96C, 1.68% due 1/01/2005 (f)                                                  5,200
                     19,500   East Islip, New York, Union Free School District, GO, TAN, 2.50% due
                              6/27/2003                                                                           19,623
                     12,500   Elmira City, New York, School District, GO, BAN, 3% due 11/08/2002                  12,510



Portfolio Abbreviations for CMA New York Municipal Money Fund

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity
           Option Tender
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
RAN        Revenue Anticipation Notes
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                   Value
New York            $ 6,910   Elmira Heights, New York, Central School District, GO, BAN, 2.50% due
(continued)                   6/27/2003                                                                       $    6,953
                              Erie County, New York, IDA, Civic Facility Revenue Bonds, VRDN (f):
                      1,705     (Claddagh Commission Inc. Project), 1.80% due 12/01/2015                           1,705
                      4,200     Multi-Mode (Child and Family Services of Erie County), 1.80% due
                                6/01/2022                                                                          4,200
                              Fabius-Pompey, New York, Central School District, GO, BAN:
                      7,500     2.75% due 12/13/2002                                                               7,511
                      6,845     2.75% due 6/27/2003                                                                6,894
                        500   Fayetteville-Manlius, New York, Central School District, GO, Refunding,
                              2% due 6/15/2003 (b)                                                                   501
                      2,745   Guilderland, New York, IDA, Civic Facility Revenue Bonds (West Turnpike),
                              VRDN, Series A, 1.80% due 4/01/2020 (f)                                              2,745
                      4,000   Hauppauge, New York, Union Free School District, GO, TAN, 2.50% due
                              6/26/2003                                                                            4,026
                     15,500   Hempstead, New York, IDA, IDR (FCD Lynbrook Housing LLC Project), VRDN,
                              AMT, 1.76% due 12/01/2029 (f)                                                       15,500
                      7,000   Hempstead, New York, Union Free School District (State Aid), GO, RAN,
                              2.75% due 6/26/2003                                                                  7,049
                     10,265   Herricks, New York, Union Free School District, GO, BAN, 2% due 12/04/2002          10,275
                      1,200   Highland Falls-Fort Montgomery, New York, Central School District, GO,
                              TAN, 2.50% due 6/26/2003                                                             1,205
                      4,470   Hilton, New York, Central School District, GO, RAN, 2% due 10/16/2002                4,471
                     16,000   Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project),
                              VRDN, AMT, 1.65% due 12/01/2029 (f)                                                 16,000
                      6,000   Islip, New York, Union Free School District 002, GO, TAN, 2.50% due
                              6/26/2003                                                                            6,033
                      4,900   Ithaca City, New York, City School District, GO, RAN, 2.50% due 6/27/2003            4,932
                              Jamestown, New York, City School District, GO, BAN:
                      5,000     2.50% due 11/29/2002                                                               5,004
                     14,950     2.50% due 7/02/2003                                                               15,033
                      3,410   Jamestown, New York, Community College Regional Board of Trustees, RAN,
                              2.25% due 9/05/2003                                                                  3,433
                      8,000   Kings Park, New York, Central School District, GO, TAN, 2.50% due 6/26/2003          8,052
                     13,150   Lackawanna, New York, City School District, GO, BAN, 2.375% due 6/17/2003           13,198
                      8,600   Lewiston-Porter, New York, Central School District, GO, BAN, 2.50% due
                              6/18/2003                                                                            8,642
                              Long Island Power Authority, New York, Electric System Revenue Bonds,
                              VRDN (f):
                     23,200     Sub-Series 3A, 1.65% due 5/01/2033                                                23,200
                     15,600     Sub-Series 3B, 1.80% due 5/01/2033                                                15,600
                     12,883   Long Island Power Authority, New York, Electric System Revenue Refunding
                              Bonds, FLOATS, Series 339, 1.68% due 12/01/2026 (e)(f)                              12,883
                      3,181   Lowville, New York, Central School District, GO, BAN, 2.50% due 6/18/2003            3,195
                     26,823   Malone, New York, Central School District, GO, Refunding, BAN, 2.25% due
                              1/30/2003                                                                           26,880
                     40,100   Metropolitan Transit Authority, New York, Transit Facilities, Special
                              Obligation Bond, CP, Series 98-1, 1.45% due 10/07/2002                              40,100
                              Metropolitan Transportation Authority, New York, Dedicated Tax Fund
                              Revenue Refunding Bonds (d)(f):
                     20,000     FLOATS, Series 704, 1.68% due 11/15/2026                                          20,000
                      3,700     VRDN, Series B, 1.65% due 11/01/2022                                               3,700



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                   Value
New York            $10,000   Metropolitan Transportation Authority, New York, Service Contract
(continued)                   Revenue Bonds, MERLOTS, Series A-43, 1.65% due 1/01/2010 (b)(f)                 $   10,000
                     15,000   Metropolitan Transportation Authority, New York, Service Contract
                              Revenue Refunding Bonds, FLOATS, Series 678, 1.68% due 7/01/2025 (b)(f)             15,000
                              Monroe County, New York, GO:
                      5,000     BAN, 3% due 8/01/2003                                                              5,058
                     10,000     RAN, 2.50% due 4/15/2003                                                          10,054
                      1,995   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project),
                              VRDN, 1.95% due 1/01/2012 (f)                                                        1,995
                              New York City, New York, City Housing Development Corporation,
                              M/F Mortgage Revenue Bonds, VRDN, AMT, Series A (f):
                      2,100     (Fountains at Spring Creek Project), 1.75% due 11/01/2033                          2,100
                      1,800     (Lafayette Project), 1.75% due 11/01/2033                                          1,800
                              New York City, New York, City Housing Development Corporation,
                              M/F Rental Housing Revenue Bonds, VRDN, AMT, Series A (f):
                     19,200     (Brittany Development), 1.75% due 6/15/2029                                       19,200
                     97,800     (One Columbus Place Development), 1.75% due 11/15/2028 (c)                        97,800
                     20,200     (Tribeca Towers), 1.65% due 11/15/2019 (c)                                        20,200
                     40,400     (West 43rd Street Development), 1.75% due 4/15/2029 (c)                           40,400
                     34,700     (West 89th Street Development), 1.65% due 11/15/2029                              34,700
                      5,900   New York City, New York, City Housing Development Corporation,
                              Residential Mortgage Revenue Bonds (East 17th Street), VRDN, Series A,
                              1.80% due 1/01/2023 (f)                                                              5,900
                              New York City, New York, City Municipal Water Finance Authority, CP:
                     32,500     Series 3, 1.35% due 12/26/2002                                                    32,500
                     16,100     Series 4, 1.45% due 10/08/2002                                                    16,100
                              New York City, New York, City Municipal Water Finance Authority, Water
                              and Sewer System Revenue Bonds (f):
                      3,250     FLOATS, Series 492, 1.68% due 6/15/2029 (d)                                        3,250
                     29,100     MSTR, VRDN, SGB-25, 1.68% due 6/15/2023 (e)                                       29,100
                     52,500     MSTR, VRDN, SGB-26, 1.68% due 6/15/2029 (e)                                       52,500
                      1,100     VRDN, Series C, 1.80% due 6/15/2023 (b)                                            1,100
                              New York City, New York, City Municipal Water Finance Authority, Water
                              and Sewer System Revenue Refunding Bonds, VRDN (f):
                     51,530     MSTR, Series SGB-27, 1.68% due 6/15/2024 (d)                                      51,530
                      1,825     Series A, 1.80% due 6/15/2025 (b)                                                  1,825
                     32,500   New York City, New York, City Transitional Finance Authority Revenue
                              Bonds, BAN, Series 3, 2.75% due 11/13/2002                                          32,532
                     14,900   New York City, New York, City Transitional Finance Authority Revenue
                              Bonds, FLOATS, Series 536, 1.68% due 5/01/2015 (e)(f)                               14,900
                              New York City, New York, City Transitional Finance Authority Revenue
                              Bonds, Future Tax Secured, VRDN (f):
                     46,445     Series A, 1.70% due 2/15/2030                                                     46,445
                      3,370     Series A-1, 1.70% due 11/15/2022                                                   3,370
                     13,890     Series A-1, 1.80% due 11/15/2028                                                  13,890
                      3,000     Series B, 1.80% due 2/01/2031                                                      3,000
                      3,200     Series C, 1.80% due 5/01/2028                                                      3,200
                              New York City, New York, City Transitional Finance Authority Revenue
                              Bonds (New York City Recovery), VRDN, Series 1 (f):
                      3,710     Sub-Series 1A, 1.65% due 11/01/2022                                                3,710
                      2,200     Sub-Series 1C, 2.05% due 11/01/2022                                                2,200



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                   Value
New York            $18,110   New York City, New York, City Transitional Finance Authority Revenue
(continued)                   Bonds, Series 4, 2.50% due 2/26/2003                                            $   18,135
                              New York City, New York, City Transitional Finance Authority Revenue
                              Bonds, VRDN (f):
                     53,600     Sub-Series 2A, 1.80% due 11/01/2022                                               53,600
                     20,950     Sub-Series 2C, 1.70% due 11/01/2022                                               20,950
                     13,095     Sub-Series B-3, 1.70% due 11/01/2028                                              13,095
                     26,100   New York City, New York, City Transitional Finance Authority, Special
                              Tax Revenue Refunding Bonds, VRDN, Series C, 1.65% due 2/01/2032 (f)                26,100
                              New York City, New York, City Trust Cultural Resource Revenue Bonds (a)(f):
                      3,865     FLOATS, Series 162, 1.68% due 7/01/2029                                            3,865
                      3,500     MSTR, VRDN, Series SGA-91, 1.90% due 7/01/2009                                     3,500
                              New York City, New York, GO, CP, Series H-5-1994:
                     15,000     1.35% due 10/09/2002                                                              15,000
                     10,000     1.35% due 10/16/2002                                                              10,000
                              New York City, New York, GO, Refunding (f):
                      8,935     FLOATS, Series 673, 1.71% due 8/01/2012 (g)                                        8,935
                      5,325     VRDN, Series H, Sub-Series H-4, 1.60% due 8/01/2014 (a)                            5,325
                     29,100     VRDN, Series H, Sub-Series H-4, 1.60% due 8/01/2015 (a)                           29,100
                      3,450     VRDN, Sub-Series E-4, 1.80% due 8/01/2021                                          3,450
                      1,600     VRDN, Sub-Series E-5, 2% due 8/01/2017                                             1,600
                              New York City, New York, GO, VRDN (f):
                      5,000     MSTR, SGB-36, 1.72% due 6/01/2022 (a)                                              5,000
                      1,050     Series B, 2.05% due 10/01/2020 (b)                                                 1,050
                        300     Series C, 2.05% due 10/01/2023                                                       300
                      5,160     Series F-4, 1.65% due 2/15/2020                                                    5,160
                     11,500     Series J, Sub-Series J-3, 1.70% due 2/15/2016                                     11,500
                      1,500     Sub-Series A-4, 1.80% due 8/01/2022                                                1,500
                      4,100     Sub-Series A-4, 1.80% due 8/01/2023                                                4,100
                      5,000     Sub-Series A-9, 1.70% due 8/01/2018                                                5,000
                      8,625   New York City, New York, IDA, Civic Facility Revenue Bonds (Heart Share
                              Human Services), VRDN, Series A, 1.70% due 7/01/2021 (f)                             8,625
                     25,000   New York City, New York, Transitional Finance Authority Revenue Bonds
                              (New York City Recovery Notes), Series A, 3.25% due 10/02/2002                      25,001
                     20,053   New York State Commander of General Services Revenue Bonds (People of
                              the State of New York), VRDN, 1.68% due 9/01/2021 (f)                               20,053
                      6,300   New York State Dormitory Authority (Mt. Sinai Hospital), CP, Series 1997,
                              1.30% due 10/09/2002                                                                 6,300
                              New York State Dormitory Authority, Revenue Refunding Bonds (School
                              Districts Financing Program) (e):
                      1,435     Series B, 3% due 10/01/2002                                                        1,435
                        300     Series C, 3% due 10/01/2002                                                          300
                      6,880   New York State Energy Research and Development Authority, Electric
                              Facilities Revenue Bonds (Long Island Lighting Company), VRDN, AMT,
                              Series A, 1.75% due 12/01/2027 (f)                                                   6,880
                              New York State Energy Research and Development Authority, PCR (Niagara
                              Mohawk Power Corporation Project), VRDN, AMT (f):
                     13,100     2.05% due 12/01/2023                                                              13,100
                     32,100     Series A, 1.85% due 12/01/2026                                                    32,100
                     62,695     Series B, 2.05% due 7/01/2027                                                     62,695



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                   Value
New York           $  3,800   New York State Energy Research and Development Authority, PCR,
(continued)                   Refunding (Niagara Mohawk Power Corporation), VRDN, Series C, 1.80%
                              due 12/01/2025 (f)                                                              $    3,800
                              New York State Environmental Facilities (General Electric), CP:
                     30,000     1.25% due 10/10/2002                                                              30,000
                     26,400     1.30% due 10/10/2002                                                              26,400
                     29,000     Series 97, 1.30% due 10/10/2002                                                   29,000
                              New York State, HFA, Revenue Bonds, VRDN, AMT, Series A (f):
                      4,600     (66 West 38th Street), 1.75% due 11/01/2033                                        4,600
                     10,000     (360 West 43rd Street Housing), 1.80% due 11/01/2034                              10,000
                      6,400     (1500 Lexington Avenue Housing), 1.85% due 11/01/2034                              6,400
                     28,600     (1501 Lex Associates LP), 1.65% due 5/15/2032                                     28,600
                      2,000     (East 84th Street), 1.65% due 11/01/2028                                           2,000
                     12,000     (Gethsemane Apartments), 1.75% due 5/15/2033                                      12,000
                     22,700     (Saxony Housing), 1.75% due 5/15/2030                                             22,700
                     10,300     (Tribeca), 1.65% due 11/15/2029 (c)                                               10,300
                     32,600     (Tribeca Pointe LLC), 1.75% due 5/15/2029 (c)                                     32,600
                     10,000     (Victory Housing), 1.80% due 11/01/2033                                           10,000
                     10,000     (Worth Street Housing), 1.80% due 11/01/2033                                      10,000
                      4,200   New York State Local Government Assistance Corporation, Revenue
                              Refunding Bonds, MSTR, VRDN, Series SGA-59, 1.90% due 4/01/2019 (f)                  4,200
                              New York State Power Authority, CP:
                     24,169     1.30% due 10/09/2002                                                              24,169
                     21,400     Series 2, 1.30% due 10/09/2002                                                    21,400
                     10,000   New York State Power Authority Revenue Bonds, VRDN, Sub-Series 5,
                              1.60% due 11/15/2011 (f)                                                            10,000
                     41,500   New York State Thruway Authority, CP, Series 2, 1.30% due 10/09/2002                41,500
                     10,000   New York State Thruway Authority, General Revenue Bonds, BAN, CP,
                              Series 2, 1.40% due 12/12/2002                                                      10,000
                     12,830   New York State Thruway Authority, Highway and Bridge Trust Fund
                              Revenue Bonds, Series A, 3% due 4/01/2003                                           12,884
                     11,000   New York State Thruway Authority, Highway and Bridge Trust Fund Revenue
                              Refunding Bonds, FLOATS, Series 700, 1.68% due 4/01/2013 (e)(f)                     11,000
                      3,345   New York State Thruway Authority Revenue Bonds, VRDN, 1.80% due
                              1/01/2024 (b)(f)                                                                     3,345
                     13,531   Newfane, New York, Central School District, GO, BAN, 2.50% due 2/19/2003            13,570
                     14,000   Niagara Falls, New York, City School District, GO, RAN, 3% due 10/15/2002           14,001
                      5,000   North Babylon, New York, Union Free School District, GO, TAN, 2.50% due
                              6/26/2003                                                                            5,029
                      7,500   North Syracuse, New York, Central School District, GO, BAN, 2.375% due
                              6/20/2003                                                                            7,533
                      2,450   Onondaga County, New York, IDA, IDR (Peregrine International LLC Project),
                              VRDN, AMT, 1.70% due 5/01/2022 (f)                                                   2,450
                      3,665   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties
                              Inc. Project), VRDN, Series A, 1.80% due 6/01/2024 (f)                               3,665
                      9,000   Otego-Unadilla, New York, Central School District, GO, BAN, 2.25% due
                              8/08/2003                                                                            9,049
                     10,893   Oxford Academy and Central School District, New York, GO, BAN, 2.50% due
                              6/30/2003                                                                           10,957
                     10,500   Patchogue-Medford, New York, Union Free School District, GO, Refunding,
                              BAN, 3% due 10/09/2002                                                              10,502



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONCLUDED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                   Value
New York                      Port Authority of New York and New Jersey, CP, Series A and B:
(concluded)         $13,045     1.30% due 10/10/2002                                                          $   13,045
                     32,555     1.25% due 12/09/2002                                                              32,555
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Refunding Bonds (Versatile Structure Obligation), VRDN (f):
                     33,800     AMT, Series 1R, 1.85% due 8/01/2028                                               33,800
                      8,600     AMT, Series 4, 1.90% due 4/01/2024                                                 8,600
                     16,200     AMT, Series 6, 1.90% due 12/01/2017                                               16,200
                      8,150     Series 3, 1.80% due 6/01/2020                                                      8,150
                      1,300     Series 5, 1.80% due 8/01/2024                                                      1,300
                      4,280   Putnam County, New York, IDA, Revenue Bonds (Dynacept Corporation
                              Project), VRDN, AMT, 1.65% due 1/01/2021 (f)                                         4,280
                     10,000   Rockland County, New York, GO, RAN, 3% due 4/09/2003                                10,036
                     17,180   Sidney, New York, Central School District, GO, BAN, 2.50% due 6/30/2003             17,281
                      2,500   South Country-Brookhaven, New York, Central School District, GO, TAN,
                              2.75% due 6/24/2003                                                                  2,517
                     25,415   Spencerport, New York, Central School District, GO, BAN, 2.50% due
                              3/14/2003                                                                           25,498
                      5,105   Stony Point, New York, GO, BAN, 2.50% due 9/26/2003                                  5,155
                     10,000   Suffolk County, New York, Longwood Central School District, GO, TAN,
                              2.50% due 6/30/2003                                                                 10,059
                      4,700   Suffolk County, New York, Water Authority Revenue Bonds, VRDN, BAN,
                              1.65% due 5/01/2005 (a)(f)                                                           4,700
                     28,000   Sullivan West, New York, Central School District, GO, Refunding, BAN,
                              2.375% due 6/20/2003                                                                28,114
                      6,300   Triborough Bridge and Tunnel Authority, New York, General Purpose
                              Revenue Refunding Bonds, VRDN, Series C, 1.65% due 1/01/2032 (a)(f)                  6,300
                              Triborough Bridge and Tunnel Authority, New York, Special Obligation
                              Revenue Refunding Bonds, VRDN (d)(f):
                     24,105     Series A, 1.65% due 1/01/2031                                                     24,105
                      8,800     Series C, 1.70% due 1/01/2031                                                      8,800
                      6,800     Series D, 1.65% due 1/01/2031                                                      6,800
                      8,250   Troy, New York, Central School District, GO, RAN, 2.70% due 4/15/2003                8,270
                      5,150   Wappinger, New York, GO, BAN, 2.50% due 5/02/2003                                    5,169
                     10,000   Watkins Glen, New York, Central School District, GO, BAN, Series A,
                              2% due 11/15/2002                                                                   10,006
                     14,300   Wellsville, New York, Central School District, GO, BAN, 2.50% due
                              6/17/2003                                                                           14,370
                      2,685   White Plains, New York, GO, BAN, 1.50% due 8/29/2003                                 2,685
                     22,000   Yates County, New York, GO, BAN, Refunding, 3% due 12/11/2002                       22,036

                              Total Investments (Cost--$2,369,306*)--98.6%                                     2,369,306
                              Other Assets Less Liabilities--1.4%                                                 34,677
                                                                                                              ----------
                              Net Assets--100.0%                                                              $2,403,983
                                                                                                              ==========

(a)AMBAC Insured.
(b)FGIC Insured.
(c)FNMA Collateralized.
(d)FSA Insured.
(e)MBIA Insured.
(f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2002.
(g)XL Capital Insured.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2002
Assets:
Investments, at value (identified cost--$2,369,305,525)                                                  $ 2,369,305,525
Cash                                                                                                              59,543
Receivables:
  Securities sold                                                                     $    20,076,628
  Interest                                                                                 10,632,278         30,708,906
                                                                                      ---------------
Prepaid registration fees and other assets                                                                     5,463,299
                                                                                                         ---------------
Total assets                                                                                               2,405,537,273
                                                                                                         ---------------

Liabilities:
Payables:
  Investment adviser                                                                          865,457
  Distributor                                                                                 616,828
  Dividends to shareholders                                                                       742          1,483,027
                                                                                      ---------------
Accrued expenses                                                                                                  71,408
                                                                                                         ---------------
Total liabilities                                                                                              1,554,435
                                                                                                         ---------------

Net Assets                                                                                               $ 2,403,982,838
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                               $   240,454,258
Paid-in capital in excess of par                                                                           2,163,844,286
Accumulated realized capital losses--net                                                                       (315,706)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 2,404,542,576 shares of
beneficial interest outstanding                                                                          $ 2,403,982,838
                                                                                                         ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
Investment Income:
Interest and amortization of premium and discount earned                                                 $    20,328,188

Expenses:
Investment advisory fees                                                              $     5,283,829
Distribution fees                                                                           1,611,238
Accounting services                                                                           185,203
Transfer agent fees                                                                           117,145
Professional fees                                                                              36,190
Custodian fees                                                                                 32,666
Printing and shareholder reports                                                               26,695
Registration fees                                                                              14,644
Pricing fees                                                                                   12,734
Trustees' fees and expenses                                                                    11,350
Other                                                                                          16,229
                                                                                      ---------------
Total expenses                                                                                                 7,347,923
                                                                                                         ---------------
Investment income--net                                                                                        12,980,265
Realized Gain on Investments--Net                                                                                 29,034
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $    13,009,299
                                                                                                         ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         For the Six          For the
                                                                                         Months Ended        Year Ended
                                                                                        September 30,        March 31,
Increase (Decrease) in Net Assets:                                                           2002               2002
Operations:
Investment income--net                                                                $    12,980,265    $    43,583,656
Realized gain on investments--net                                                              29,034            239,895
                                                                                      ---------------    ---------------
Net increase in net assets resulting from operations                                       13,009,299         43,823,551
                                                                                      ---------------    ---------------

Dividends to Shareholders:
Dividends to shareholders from investment income--net                                    (12,980,265)       (43,583,656)
                                                                                      ---------------    ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                        3,144,320,866      7,040,258,060
Value of shares issued to shareholders in reinvestment of dividends                        12,978,289         43,585,041
                                                                                      ---------------    ---------------
                                                                                        3,157,299,155      7,083,843,101
Cost of shares redeemed                                                               (3,416,377,771)    (6,944,374,681)
                                                                                      ---------------    ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                            (259,078,616)        139,468,420
                                                                                      ---------------    ---------------

Net Assets:
Total increase (decrease) in net assets                                                 (259,049,582)        139,708,315
Beginning of period                                                                     2,663,032,420      2,523,324,105
                                                                                      ---------------    ---------------
End of period                                                                         $ 2,403,982,838    $ 2,663,032,420
                                                                                      ===============    ===============


See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios
have been derived from information                For the Six
provided in the financial statements.             Months Ended
                                                 September 30,                 For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:               2002           2002           2001           2000           1999
Per Share Operating Performance:
Net asset value, beginning of period              $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                  ----------     ----------     ----------     ----------     ----------
Investment income--net                                   .01            .02            .03            .03            .03
Realized gain (loss) on investments--net                --++           --++           --++           --++           --++
                                                  ----------     ----------     ----------     ----------     ----------
Total from investment operations                         .01            .02            .03            .03            .03
                                                  ----------     ----------     ----------     ----------     ----------
Less dividends from investment income--net             (.01)          (.02)          (.03)          (.03)          (.03)
                                                  ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                  ==========     ==========     ==========     ==========     ==========

Total Investment Return                               1.00%*          1.74%          3.49%          2.86%          2.79%
                                                  ==========     ==========     ==========     ==========     ==========

Ratios to Average Net Assets:
Expenses                                               .57%*           .57%           .58%           .58%           .61%
                                                  ==========     ==========     ==========     ==========     ==========
Investment income--net                                1.01%*          1.72%          3.42%          2.83%          2.74%
                                                  ==========     ==========     ==========     ==========     ==========

Supplemental Data:
Net assets, end of period (in thousands)          $2,403,983     $2,663,032     $2,523,324     $2,177,183     $1,826,720
                                                  ==========     ==========     ==========     ==========     ==========


*Annualized.
++Amount is less than $.01 per share.

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature.The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.



CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2002, the Fund reimbursed FAM $24,399 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
At March 31, 2002, the Fund had a net capital loss carryforward of approximately $345,000, of which $304,000 expires in 2003, $2,000 expires in 2004, $12,000 expires in 2006 and $27,000 expires in 2009. This amount will be available to offset like amount of any future taxable gains.



CMA NEW YORK MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES


Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Kenneth A. Jacob--Senior Vice President
John M. Loffredo--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President and
   Treasurer
Phillip S. Gillespie--Secretary



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*


*For inquiries regarding your CMA account, call 800-CMA-INFO
(800-262-4636).